CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income	$ 116,045	$ 142,324	$ 154,581
Interest expense	25,056	83,666	70,360
Net interest income	90,989	58,658	84,221
Realized gains (losses) on mortgage-backed securities	(24,986)	(10,877)	(30,289)
Unrealized gains (losses) on mortgage-backed securities	25,761	38,045	(110,668)
(Losses) gains on derivative instruments	(79,092)	(51,176)	24,311
Net portfolio income	12,672	34,650	(32,425)
Expenses
Management Fee Expense	5,281	5,528	6,204
Allocated Overhead	1,514	1,380	1,567
Compensation and related benefits	38	115	407
Directors fees and liability insurance	998	998	968
Audit, legal and other professional fees	1,045	1,105	851
Direct REIT operating expenses	1,057	997	1,631
Other administrative	611	262	334
Total expenses	10,544	10,385	11,962
Net income (loss)	$ 2,128	$ 24,265	$ (44,387)
Basic and diluted net income (loss) per share
Basic and Diluted	$ 0.03	$ 0.43	$ (0.85)
Weighted Average Shares Outstanding
Weighted Average Shares - Basic and Diluted	67,210,815	56,328,027	52,198,175